Notes Payable, Bank and Other Long-Term Debt - Debt Redemption Prices, Percentage (Detail)		9 Months Ended	12 Months Ended
	Jan. 17, 2017	Jul. 29, 2017	Oct. 29, 2016
Debt Instrument, Redemption [Line Items]
Redemption price of principal debt amount, percentage	104.25%
Senior Secured Notes [Member] | Year 2016 [Member]
Debt Instrument, Redemption [Line Items]
Redemption price of principal debt amount, percentage		104.25%	104.25%
Senior Secured Notes [Member] | Year 2017 [Member]
Debt Instrument, Redemption [Line Items]
Redemption price of principal debt amount, percentage		102.125%	102.125%
Senior Secured Notes [Member] | Year 2018 and Thereafter [Member]
Debt Instrument, Redemption [Line Items]
Redemption price of principal debt amount, percentage		100.00%	100.00%